UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2011

Date of reporting period:  February 28, 2011

Item 1. Schedule of Investments.

Jensen Value Fund
Schedule of Investments
February 28, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 90.50%
Aerospace & Defense - 6.87%
Alliant Techsystems, Inc.	3,130	225,892
General Dynamics Corp.	3,380	257,286
United Technologies Corp.	2,970	248,114
		731,292
Capital Markets - 6.22%
Eaton Vance Corp.	7,620	238,506
Federated Investors, Inc.	8,820	243,079
Waddell & Reed Financial, Inc.	4,460	180,095
		661,680
Commercial Banks - 2.22%
Westamerica Bancorporation	4,590	236,752

Computers & Peripherals - 4.90%
Dell, Inc. (a)	17,260	273,226
Lexmark International, Inc. (a)	6,640	249,199
		522,425
Containers & Packaging - 2.22%
Silgan Holdings, Inc.	6,480	236,390

Diversified Consumer Services - 5.15%
Apollo Group, Inc. (a)	5,630	254,813
ITT Educational Services, Inc. (a)	3,230	244,996
Matthews International Corp.	1,320	49,038
		548,847
Diversified Financial Services - 2.44%
Moody's Corp.	8,160	260,304

Electric Utilities - 2.13%
Exelon Corp.	5,430	226,757

Food & Staples Retailing - 6.29%
Kroger Co.	10,840	248,236
Sysco Corp.	7,560	210,092
Wal-Mart Stores, Inc.	4,080	212,078
		670,406
Food Products - 2.99%
Campbell Soup Co.	6,660	224,176
General Mills, Inc.	1,260	46,796
Kellogg Co.	880	47,133
		318,105
Gas Utilities - 0.76%
UGI Corp.	2,530	80,682

Health Care Equipment & Supplies - 3.56%
Baxter International, Inc.	2,430	129,155
Medtronic, Inc.	6,250	249,500
		378,655
Health Care Providers & Services - 6.94%
Cardinal Health, Inc.	5,680	236,515
CIGNA Corp.	5,780	243,165
UnitedHealth Group, Inc.	6,100	259,737
		739,417
Household Durables - 2.17%
Garmin Ltd. (b)	6,820	231,539

Household Products - 3.77%
Clorox Co.	3,700	250,712
Colgate-Palmolive Co.	560	43,971
Kimberly-Clark Corp.	1,620	106,758
		401,441
Insurance - 2.38%
Arthur J Gallagher & Co.	8,060	253,084

IT Services - 3.74%
Accenture PLC (b)	3,000	154,440
Total System Services, Inc.	13,750	244,063
		398,503
Media - 0.81%
McGraw-Hill Cos, Inc.	1,170	45,256
Valassis Communications, Inc. (a)	1,460	41,201
		86,457
Oil, Gas & Consumable Fuels - 2.39%
Exxon Mobil Corp.	2,980	254,879

Personal Products - 2.73%
Avon Products, Inc.	1,580	43,940
Nu Skin Enterprises, Inc.	7,740	247,061
		291,001
Pharmaceuticals - 11.05%
Bristol-Myers Squibb Co.	9,030	233,064
Eli Lilly & Co.	6,760	233,626
Forest Laboratories, Inc. (a)	7,340	237,816
Johnson & Johnson	3,760	231,014
Pfizer, Inc.	12,480	240,115
		1,175,635
Software - 2.11%
Microsoft Corp.	8,440	224,335

Specialty Retail - 5.71%
Aeropostale, Inc. (a)	9,260	240,204
Best Buy, Inc.	1,290	41,590
RadioShack Corp.	15,290	226,292
Ross Stores, Inc.	720	51,869
TJX Cos, Inc.	950	47,377
		607,332
Textiles, Apparel & Luxury Goods - 0.50%
VF Corp.	560	53,575

Tobacco - 0.45%
Altria Group, Inc.	1,890	47,949

TOTAL COMMON STOCKS (Cost $8,928,601)		9,637,442

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.49%
Money Market Fund - 0.49%
Fidelity Institutional Money Market Fund - Government Portfolio	52,684	52,684
TOTAL SHORT-TERM INVESTMENTS (Cost $52,684)		52,684

Total Investments (Cost $8,981,285) - 90.99%		9,690,126
Other Assets in Excess of Liabilities - 9.01%		960,034
TOTAL NET ASSETS - 100.00%		$ 10,650,160

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Foreign Issued Security

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at February 28, 2011 was as follows*:

Cost of investments	$8,981,285
Gross unrealized appreciation	877,690
Gross unrealized depreciation	(168,849)
Net unrealized depreciation	$708,841

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at February 28, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$9,637,442			$9,637,442
Total Equity	9,637,442	-	-	9,637,442

Short-Term Investments	52,684			52,684

Total Investments in Securities	$9,690,126	$-	$-	$9,690,126

There were no transfers into and out of Level 1 and 2 during the period ending February 28, 2011.
* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By   /s/ Joseph Neuberger
             Joseph Neuberger, President

Date      April 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Joseph Neuberger
             Joseph Neuberger, President

Date      April 27, 2011

By   /s/ John Buckel
             John Buckel, Treasurer

Date      April 27, 2011